Expenses from Continuing Operations - Schedule of Listing Expenses (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Listing Expenses
IFRS 2 listing expenses (note 29)	$ (67,797,276)
Issue of 122,549 shares to GEM to settle financing costs (note 15)	(1,875,000)
Issue of 350,000 warrants to Polar (note 20)	(1,259,650)
Loss on extinguishment of liabilities (note 22)	(6,334,883)
Total listing expenses	$ (77,266,809)